Financial Assets Measured at Amortized Cost (Tables)	3 Months Ended
Mar. 31, 2026
Financial Assets Measured at Amortized Cost [Abstract]
Schedule of Trade Receivables	Trade receivables
	March 31, 2026	December 31, 2025
Financial transactions processed by acquirers (1) (3)	499,135	463,663
Financial transactions processed by card issuers (2) (3)	3,194,804	3,273,306
Other trade receivables	209,929	409,352
Total	3,903,868	4,146,321

(1)	Amounts receivable from acquirers as a result of processing transactions in the role of sub-acquirer.

(2)	Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients in the role of acquirer.

(3)	Amount net of ECL (expected credit losses) and fraud risk (chargeback) in the amount of R$ 387 and R$ 2,335 respectively, as of March 31, 2026 (R$ 397 and R$ 2,225 respectively, as of December 31, 2025).

Schedule of Breakdown by Maturity Trade Receivables

As of March 31, 2026

	Receivables falling due:	Receivables overdue:	Total
Up to 30 days	2,453,773	17,463	2,471,236
From 31 to 60 days	410,233	20,303	430,536
From 61 to 90 days	243,279	286	243,565
From 91 to 180 days	406,518	144,487	551,005
From 181 to 365 days	193,200	3,408	196,608
Over 365 days	7,040	3,878	10,918
Total	3,714,043	189,825	3,903,868

As of December 31, 2025

	Receivables falling due:	Receivables overdue:	Total
Up to 30 days	2,563,908	48,320	2,612,228
From 31 to 60 days	442,127	2,073	444,200
From 61 to 90 days	277,610	141,699	419,309
From 91 to 180 days	450,954	2,027	452,981
From 181 to 365 days	206,774	684	207,458
Over 365 days	6,154	3,991	10,145
Total	3,947,527	198,794	4,146,321

As of March 31, 2026

	Receivables falling due:	Receivables overdue:	Total
Up to 30 days	2,257,666	-	2,257,666
Total	2,257,666	-	2,257,666

As of December 31, 2025

	Receivables falling due:	Receivables overdue:	Total
Up to 30 days	1,910,827	-	1,910,827
From 31 to 60 days	-	54	54
From 61 to 90 days	-	129	129
Total	1,910,827	183	1,911,010

Schedule of Consumer Loans	Consumer loans
	March 31, 2026	December 31, 2025
Gross amount - Consumer Loans (a)	28,043,337	24,068,242
Credit loss allowance – on balance (b)	(3,849,197)	(3,121,544)
Credit loss allowance – off balance (1)	(39,655)	(33,842)
Total credit loss allowance	(3,888,852)	(3,155,386)

Total consumer loans - amortized cost (a +b)(2)	24,194,140	20,946,698
Fair Value Adjustment – Portfolio Hedge (Note 28.2 - c)	(83,151)	(33,179)
Consumer loans	24,110,990	20,913,519

(1)	Provision for expected credit loss of pre-approved credit card limits available to customers, presented as other liabilities in the statement of financial position. Value of the limit disclosed in Note 28.1.

(2)	This balance includes a loan granted by PicPay Bank to certain individuals in the amount of R$ 371,068 to finance a management buy-out (MBO) transaction involving the acquisition of an equity interest in Kovr Participações. The loans are substantially secured by a corporate guarantee provided by J&F S.A, as disclosed in note 18.2.2

Schedule of Credit Loss Allowance Breakdown

As of March 31, 2026

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
Credit card	6,854,056	24.44%	(178,761)	4.60%	2.61%
Loans to customers (1)	14,136,775	50.41%	(122,998)	3.16%	0.87%
Prepayment of receivables (2)	1,441,701	5.14%	(488)	0.01%	0.03%
Total consumer loans stage 1	22,432,532	79.99%	(302,247)	7.77%

Credit card	728,723	2.60%	(244,616)	6.29%	33.57%
Loans to customers (1)	1,326,923	4.73%	(604,929)	15.56%	45.59%
Prepayment of receivables (2)	225	0.00%	(1)	0.00%	0.44%
Total consumer loans stage 2	2,055,871	7.33%	(849,546)	21.85%

Credit card	174,057	0.62%	(140,607)	3.62%	80.78%
Loans to customers (1)	3,380,804	12.06%	(2,596,416)	66.77%	76.80%
Prepayment of receivables (2)	73	0.00%	(36)	0.00%	49.32%
Total consumer loans stage 3	3,554,934	12.68%	(2,737,059)	70.38%

Total consumer loans	28,043,337	100.00%	(3,888,852)	100.00%

As of December 31, 2025

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
Credit card	6,176,938	25.66%	(146,509)	4.64%	2.37%
Loans to customers (1)	12,218,389	50.77%	(129,323)	4.10%	1.06%
Prepayment of receivables (2)	1,029,909	4.28%	(471)	0.01%	0.05%
Total consumer loans stage 1	19,425,236	80.71%	(276,303)	8.75%

Credit card	512,833	2.13%	(141,107)	4.47%	27.52%
Loans to customers (1)	1,255,193	5.22%	(547,844)	17.37%	43.65%
Prepayment of receivables (2)	9,311	0.04%	(21)	0.00%	0.23%
Total consumer loans stage 2	1,777,337	7.39%	(688,972)	21.84%

Credit card	104,680	0.43%	(84,884)	2.69%	81.09%
Loans to customers (1)	2,760,757	11.47%	(2,105,111)	66.72%	76.25%
Prepayment of receivables (2)	232	0.00%	(116)	0.00%	50.00%
Total consumer loans stage 3	2,865,669	11.90%	(2,190,111)	69.41%

Total consumer loans	24,068,242	100.00%	(3,155,386)	100.00%

(1)	Loans to customers are composed as follows:

“Personal loans” are loans of fixed amounts of money either for general purposes or to pay for specific goods or services in a buy now pay later context. Personal loans are typically paid back in regular installments over time.

“Payroll loans” are those in which the installments and interest are deducted directly from the consumer’s salary. These loans may be linked to government entities — such as in the case of public servants, pensions, or benefits paid by the government — or to private companies. The ability to deduct payments directly from customer’s payrolls significantly enhances credit quality. “FGTS Loans” are loans in which consumers can draw down in advance up to seven annual installments of their FGTS, while authorizing the Group to collect payment of these installments directly from the consumer’s FGTS accounts.

(2)	Prepayment of receivables correspond to contracts for the advance payment of energy, with future due dates. For more information, please refer to the explanatory note 18.2.1 and 18.3.1.

Schedule of Breakdown by Maturity

Credit card:

	Not Overdue		Overdue		Not Overdue		Overdue
	March 31, 2026%		March 31, 2026%		December 31, 2025%		December 31, 2025%
Up to 30 days	3,143,134	40.52%	520,172	6.71%	2,867,453	42.20%	444,968	6.55%
From 31 to 60 days	1,064,669	13.73%	230,772	2.98%	983,722	14.48%	122,001	1.80%
From 61 to 90 days	674,421	8.69%	118,692	1.53%	614,390	9.04%	41,352	0.61%
From 91 to 180 days	463,697	5.98%	107,822	1.39%	412,042	6.06%	63,888	0.94%
From 181 to 365 days	1,191,719	15.36%	65,923	0.85%	1,055,994	15.54%	40,212	0.59%
From 1 to 3 years	158,199	2.04%	1	0.00%	-	0.00%	-	0.00%
From 3 to 5 years	7,406	0.10%	-	0.00%	-	0.00%	-	0.00%
Over 5 years	10,209	0.13%	-	0.00%	147,695	2.18%	734	0.01%
Total	6,713,454	86.55%	1,043,382	13.45%	6,081,296	89.50%	713,155	10.50%
Total overdue and not overdue			7,756,836	100.00%			6,794,451	100.00%

Loans to customers:

	Not Overdue		Overdue		Not Overdue		Overdue
	March 31, 2026%		March 31, 2026%		December 31, 2025%		December 31, 2025%
Up to 30 days	201,125	1.07%	958,935	5.09%	551,681	3.40%	876,975	5.40%
From 31 to 60 days	704,266	3.74%	630,681	3.35%	440,395	2.71%	467,730	2.88%
From 61 to 90 days	654,654	3.47%	433,348	2.30%	383,779	2.36%	398,751	2.46%
From 91 to 180 days	428,135	2.27%	1,072,644	5.69%	374,275	2.31%	772,301	4.76%
From 181 to 365 days	2,347,220	12.46%	1,217,320	6.46%	1,946,765	11.99%	842,991	5.19%
From 1 to 3 years	5,210,850	27.65%	21,059	0.11%	4,265,978	26.28%	5,211	0.03%
From 3 to 5 years	2,738,279	14.53%	-	0.00%	2,522,961	15.54%	-	0.00%
Over 5 years	2,225,986	11.81%	-	0.00%	2,384,546	14.69%	-	0.00%
Total	14,510,515	77.00%	4,333,987	23.00%	12,870,381	79.28%	3,363,958	20.72%
Total overdue and not overdue			18,844,502	100.00%			16,234,339	100.00%

Prepayment of receivables:

	Not Overdue		Overdue		Not Overdue		Overdue
	March 31, 2026%		March 31, 2026%		December 31, 2025%		December 31, 2025%
Up to 30 days	269,646	18.70%	2,684	0.19%	17,981	1.73%	66,043	6.35%
From 31 to 60 days	228,378	15.84%	205	0.01%	81,571	7.85%	8,711	0.84%
From 61 to 90 days	135,535	9.40%	21	0.00%	61,678	5.93%	601	0.06%
From 91 to 180 days	107,954	7.49%	23	0.00%	57,798	5.56%	218	0.02%
From 181 to 365 days	288,860	20.03%	47	0.00%	336,243	32.35%	13	0.00%
From 1 to 3 years	339,327	23.53%	1	0.00%	324,638	31.23%	-	0.00%
From 3 to 5 years	69,318	4.81%	-	0.00%	83,956	8.08%	-	0.00%
Over 5 years	-	0.00%	-	0.00%	17,981	1.73%	-	0.00%
Total	1,439,018	99.79%	2,981	0.21%	963,866	92.73%	75,586	7.27%
Total overdue and not overdue			1,441,999	100.00%			1,039,452	100.00%

Schedule of Expected Credit Losses

Credit card

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	4,112,781	53.02%	(42,756)	7.58%	1.04%
Stage 1	4,112,696	53.02%	(42,755)	7.58%	1.04%
Stage 2	85	0.00%	(1)	0.00%	1.18%

5% <= PD <= 20%	2,219,603	28.61%	(75,461)	13.38%	3.40%
Stage 1	2,205,335	28.43%	(74,788)	13.26%	3.39%
Stage 2	14,268	0.18%	(673)	0.12%	4.72%

PD > 20%	1,424,452	18.36%	(445,767)	79.04%	31.29%
Stage 1	536,025	6.91%	(61,218)	10.85%	11.42%
Stage 2	714,370	9.21%	(243,942)	43.25%	34.15%
Stage 3	174,057	2.24%	(140,607)	24.93%	80.78%

Total	7,756,836	100.00%	(563,984)	100.00%	7.27%

Loans to customers

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	9,632,144	51.11%	(27,480)	0.83%	0.29%
Stage 1	9,626,015	51.08%	(27,350)	0.82%	0.28%
Stage 2	6,129	0.03%	(130)	0.00%	2.12%

5% <= PD <= 20%	3,720,278	19.74%	(35,734)	1.07%	0.96%
Stage 1	3,620,426	19.21%	(26,679)	0.80%	0.74%
Stage 2	99,852	0.53%	(9,055)	0.27%	9.07%

PD > 20%	5,492,080	29.14%	(3,261,128)	98.10%	59.38%
Stage 1	890,333	4.72%	(68,969)	2.07%	7.75%
Stage 2	1,220,943	6.48%	(595,744)	17.92%	48.79%
Stage 3	3,380,804	17.94%	(2,596,415)	78.10%	76.80%

Total	18,844,502	100.00%	(3,324,342)	100.00%	17.64%

Prepayment of receivables

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	1,441,926	99.99%	(489)	93.14%	0.03%
Stage 1	1,441,701	99.98%	(488)	92.95%	0.03%
Stage 2	225	0.02%	(1)	0.19%	0.44%

PD > 20%	73	0.01%	(36)	6.86%	49.32%
Stage 3	73	0.01%	(36)	6.86%	49.32%

Total	1,441,999	100.00%	(525)	100.00%	0.04%

Credit Card

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	4,021,475	59.19%	(39,358)	10.57%	0.98%
Stage 1	4,021,410	59.19%	(39,357)	10.57%	0.98%
Stage 2	65	0.00%	(1)	0.00%	1.54%

5% <= PD <= 20%	1,744,158	25.67%	(58,473)	15.70%	3.35%
Stage 1	1,720,419	25.32%	(57,372)	15.40%	3.33%
Stage 2	23,739	0.35%	(1,101)	0.30%	4.64%

PD > 20%	1,028,818	15.14%	(274,669)	73.74%	26.70%
Stage 1	435,109	6.40%	(49,780)	13.36%	11.44%
Stage 2	489,029	7.20%	(140,005)	37.59%	28.63%
Stage 3	104,680	1.54%	(84,884)	22.79%	81.09%

Total	6,794,451	100.00%	(372,500)	100.00%	5.48%

Loans to consumer

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	7,527,849	46.37%	(33,670)	1.21%	0.45%
Stage 1	7,519,438	46.32%	(33,495)	1.20%	0.45%
Stage 2	8,411	0.05%	(175)	0.01%	2.08%

5% <= PD <= 20%	4,008,363	24.69%	(29,736)	1.07%	0.74%
Stage 1	3,928,205	24.20%	(23,108)	0.83%	0.59%
Stage 2	80,158	0.49%	(6,628)	0.24%	8.27%

PD > 20%	4,698,128	28.94%	(2,718,873)	97.72%	57.87%
Stage 1	770,746	4.75%	(72,720)	2.61%	9.44%
Stage 2	1,166,625	7.19%	(541,042)	19.45%	46.38%
Stage 3	2,760,757	17.00%	(2,105,111)	75.66%	76.25%

Total	16,234,340	100.00%	(2,782,279)	100.00%	17.14%

Prepayment of receivables

	Gross Exposure	%	Credit Loss Allowance	%	Coverage Ratio (%)
PD < 5%	1,039,220	99.98%	(492)	80.92%	0.05%
Stage 1	1,029,909	99.08%	(471)	77.47%	0.05%
Stage 2	9,311	0.90%	(21)	3.45%	0.23%

PD > 20%	232	0.02%	(116)	19.08%	50.00%
Stage 3	232	0.02%	(116)	19.08%	50.00%

Total	1,039,452	100.00%	(608)	100.00%	0.06%

Schedule of Changes in Credit Loss Allowance

Credit card

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2025	146,509	141,107	84,884	372,500
Transfer from stage 1 to stage 2	(20,072)	20,072	-	-
Transfer from stage 1 to stage 3	(1,478)	-	1,478	-
Transfer from stage 2 to stage 3	-	(30,447)	30,447	-
Transfer from stage 2 to stage 1	11,896	(11,896)	-	-
Transfer from stage 3 to stage 1	73	-	(73)	-
Transfer from stage 3 to stage 2	-	161	(161)	-
Newly originated financial assets (1)	27,715	12,685	151	40,551
Changes in exposures and risk migration (2)	14,118	112,935	40,887	167,940
Write-offs	-	-	(17,006)	(17,006)
Credit loss allowance as of March 31, 2026	178,761	244,617	140,607	563,985

Loans to customers

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2025	129,323	547,844	2,105,111	2,782,278
Transfer from stage 1 to stage 2	(13,974)	13,974	-	-
Transfer from stage 1 to stage 3	(7,096)	-	7,096	-
Transfer from stage 2 to stage 3	-	(209,656)	209,656	-
Transfer from stage 2 to stage 1	5,108	(5,108)	-	-
Transfer from stage 3 to stage 1	444	-	(444)	-
Transfer from stage 3 to stage 2	-	77	(77)	-
Newly originated financial assets (1)	26,463	9,504	294	36,261
Changes in exposures and risk migration (2)	(17,270)	248,294	501,108	732,132
Write-offs	-	-	(226,330)	(226,330)
Credit loss allowance as of March 31, 2026	122,998	604,929	2,596,414	3,324,341

Prepayment of receivables

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2025	471	21	116	608
Newly originated financial assets	178	-	-	178
Changes in exposures and risk migration (2)	(160)	(21)	(80)	(261)
Credit loss allowance as of March 31, 2026	489	-	36	525

(1)	ECL allowances as of March 31, 2026 for financial assets originated during the period 2026.

(2)	Change in ECL allowances due to changes in exposure amounts as well as migration of exposures between stages and risk bands within stages, are associated with credit portfolio movement and rollovers during the period.

Credit card

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2024	64,296	96,270	147,587	308,153
Transfer from stage 1 to stage 2	(1,861)	1,861	-	-
Transfer from stage 1 to stage 3	(602)	-	602	-
Transfer from stage 2 to stage 3	-	(1,012)	1,012	-
Transfer from stage 2 to stage 1	5,542	(5,542)	-	-
Transfer from stage 3 to stage 1	150	-	(150)	-
Transfer from stage 3 to stage 2	-	73	(73)	-
Newly originated financial assets (1)	72,341	77,692	30,426	180,459
Changes in exposures and risk migration (2)	(6,227)	(13,394)	(54,166)	(73,787)
Write-offs	-	-	(32,850)	(32,850)
Changes to ECL calculation methods	12,870	(14,841)	(7,504)	(9,475)
Credit loss allowance as of December 31, 2025	146,509	141,107	84,884	372,500

Loans to customers

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2024	43,282	204,055	308,730	556,067
Transfer from stage 1 to stage 2	(152)	152	-	-
Transfer from stage 1 to stage 3	(1,132)	-	1,132	-
Transfer from stage 2 to stage 3	-	(25,681)	25,681	-
Transfer from stage 2 to stage 1	3,797	(3,797)	-	-
Transfer from stage 3 to stage 1	629	-	(629)	-
Transfer from stage 3 to stage 2	-	70	(70)	-
Newly originated financial assets (1)	55,656	21,083	159,315	236,054
Changes in exposures and risk migration (2)	(5,404)	299,857	1,887,826	2,182,279
Write-offs	-	-	(202,402)	(202,402)
Changes to ECL calculation methods	32,647	52,105	(74,472)	10,280
Credit loss allowance as of December 31, 2025	129,323	547,844	2,105,111	2,782,278

Prepayment of receivables

	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance as of December 31, 2024	-	-	-	-
Newly originated financial assets	471	21	116	608
Credit loss allowance as of December 31, 2025	471	21	116	608

Schedule of Other Receivables	Other receivables
	March 31, 2026	December 31, 2025
Receivables - related parties (1)	13,758	75,422
Compulsory deposits in Central Bank (2)	2,243,377	1,834,088
Sundry receivables (3)	530	1,500
Total	2,257,666	1,911,010

(1)	As of March 31, 2026, these amounts primarily relate to receivables from the salary advances product with employees of related companies.

(2)	Compulsory deposits are required by BACEN based on the amount of CDBs issued by PicPay Bank. These resources are remunerated at the Brazilian SELIC rate (special settlement and custody system of the BACEN).

(3)	Mainly related to receivables from government entities. The Group’s assessment is that there is no risk on the outstanding balances of its “Other receivables”.